Stock Options (Details) - Schedule of continuity of stock options - $ / shares	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Schedule of continuity of stock options [Abstract]
Number of Stock Options, Beggining balance
Weighted Average Exercise Price, Beggining balance
Number of Stock Options, Ending balance	2,345,165		625,000
Weighted Average Exercise Price, Ending balance	$ 5.28		$ 2.88
Number of Stock Options Granted	1,823,497	[1],[2],[3],[4],[5]	625,000	[6]
Weighted Average Exercise Price Granted	$ 6.03	[1],[2],[3],[4],[5]	$ 2.88	[6]
Number of Stock Options, Exercised	(75,000)
Weighted Average Exercise Price, Exercised	$ 3.17
Number of Stock Options, Expired / cancelled	(28,332)
Weighted Average Exercise Price, Expired / cancelled	$ 6.09

[1]	On February 24, 2021, the Company granted stock options to consultants of the Company to acquire an aggregate of 50,000 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$13.92 and expire on February 24, 2026. The stock options vested immediately. A value of CAD$12.78 per option was estimated for the 50,000 stock options on the date of grant with the following assumptions and inputs: share price of CAD$13.92; exercise price of CAD$13.92; expected dividend yield of 0%; expected volatility of 155% which is based on comparable companies; risk-free interest rate of 0.73%; and an expected average life of five years. For the year ended December 31, 2021, an expense of $491,918 was recorded.
[2]	On January 5, 2021, the Company granted stock options to directors, officers, employees and consultants of the Company to acquire an aggregate of 550,164 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$3.75 and expire on January 5, 2026. The stock options vest fully on the six- month anniversary of the date of grant. A value of CAD$2.76 per option was estimated for the 550,164 stock options on the date of grant with the following assumptions and inputs: share price of CAD$3.03; exercise price of CAD$3.75; expected dividend yield of 0%; expected volatility of 155% which is based on comparable companies; risk-free interest rate of 0.39%; and an expected average life of five years. For the year ended December 31, 2021, an expense of $1,162,888 was recorded.
[3]	On June 22, 2021, the Company granted stock options to directors, officers, employees and consultants of the Company to acquire an aggregate of 260,000 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$4.20 and expire on June 22, 2026. The stock options vest fully on the six- month anniversary of the date of grant. A value of CAD$3.06 per option was estimated for the 260,000 stock options on the date of grant with the following assumptions and inputs: share price of CAD$4.02; exercise price of CAD$4.20; expected dividend yield of 0%; expected volatility of 105% which is based on comparable companies; risk-free interest rate of 0.95%; and an expected average life of five years. For the year ended December 31, 2021, an expense of $797,380 was recorded.
[4]	On March 26, 2021, the Company granted stock options to directors, officers, employees and consultants of the Company to acquire an aggregate of 533,333 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$7.47 and expire on March 25, 2026. The stock options vest fully on the six- month anniversary of the date of grant. A value of CAD$6.87 per option was estimated for the 533,333 stock options on the date of grant with the following assumptions and inputs: share price of CAD$7.47; exercise price of CAD$7.47; expected dividend yield of 0%; expected volatility of 155% which is based on comparable companies; risk-free interest rate of 0.90%; and an expected average life of five years. For the year ended December 31, 2021, an expense of $2,881,295 was recorded.
[5]	On May 17, 2021, the Company granted stock options to directors, officers, employees and consultants of the Company to acquire an aggregate of 430,000 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$7.35 and expire on May 17, 2026. The stock options vest fully on the six- month anniversary of the date of grant. A value of CAD$6.09 per option was estimated for the 430,000 stock options on the date of grant with the following assumptions and inputs: share price of CAD$7.86; exercise price of CAD$7.35; expected dividend yield of 0%; expected volatility of 105% which is based on comparable companies; risk-free interest rate of 0.95%; and an expected average life of five years. For the year ended December 31, 2021, an expense of $2,480,995 was recorded.
[6]	On February 14, 2020, the Company granted stock options to directors, officers and consultants of the Company to acquire an aggregate of 625,000 subordinate voting shares. The stock options may be exercised at a price of CAD$2.88 per share and expire on February 14, 2025. The stock options vest six months after grant date. A value of CAD$2.64 per option was estimated for the 625,000 stock options on the date of grant with the following assumptions and inputs: share price of CAD$2.88; exercise price of CAD$2.88; expected dividend yield of 0%; expected volatility of 154% which is based on comparable companies; risk-free interest rate of 1.37%; and an expected average life of five years. An expense of $1,247,551 was recorded during the year ended December 31, 2020